PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
		Machinery
	Land and	and	Assets under
	Buildings(1)	Equipment	Construction(2)	Other	Total
Cost
At December 31, 2023	$245,260	$641,029	$48,738	$38,445	$973,472
Additions	381	2,370	24,281	149	27,180
Transfers and disposals	12,173	5,042	(29,697)	1,529	(10,953)
At December 31, 2024.	$257,814	$648,441	$43,322	$40,123	$989,699
Additions	1,427	11,658	53,605	485	67,175
Acquisition of Gatos (Note 4)	103,465	71,951	9,493	354	185,263
Transfers and disposals	4,200	8,679	(21,343)	201	(8,263)
At December 31, 2025	$366,906	$740,729	$85,078	$41,163	$1,233,874

Accumulated depreciation, amortization and impairment reversal
At December 31, 2023	($157,626)	($382,139)	$-	($27,413)	($567,178)
Depreciation and amortization	(16,720)	(28,282)	-	(3,251)	(48,253)
Transfers and disposals	1,431	2,597	-	334	4,362
At December 31, 2024	($172,915)	($407,824)	$-	($30,330)	($611,069)
Depreciation and amortization	(26,378)	(39,862)	-	(2,931)	(69,171)
Impairment reversal (Note 15)	-	3,448	-	-	3,448
Transfers and disposals	23	3,301	-	52	3,376
At December 31, 2025	($199,270)	($440,937)	$-	($33,209)	($673,416)

Carrying values
At December 31, 2024	$84,899	$240,617	$43,322	$9,793	$378,630
At December 31, 2025	$167,636	$299,792	$85,078	$7,954	$560,458

(1) Included in land and buildings is $50.6 million (2024 - $10.4 million) worth of land which is not subject to depreciation.

(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.

						Non-
				La	Jerritt	producing
	Santa Elena	Los Gatos	San Dimas	Encantada	Canyon	Properties(1)	Other(2)(3)	Total
Cost
At December 31, 2023	$180,128	$-	$183,371	$168,736	$216,668	$163,498	$61,071	$973,472
Additions(2)	9,251	-	8,486	3,995	2,689	69	2,690	27,180
Transfers and disposals	(2,507)	-	255	(457)	(1,622)	(1,211)	(5,411)	(10,953)
At December 31, 2024	$186,872	$-	$192,112	$172,274	$217,735	$162,356	$58,350	$989,699
Additions(2)	14,060	25,526	16,532	5,707	2,621	517	2,212	67,175
Acquisition of Gatos (Note 4)	-	185,263	-	-	-	-	-	185,263
Transfers and disposals	(4,084)	876	(1,058)	426	(197)	(840)	(3,386)	(8,263)
At December 31, 2025	$196,848	$211,665	$207,586	$178,407	$220,159	$162,033	$57,176	$1,233,874

Accumulated depreciation, amortization and impairment
At December 31, 2023	($81,615)	$-	($86,259)	($138,721)	($82,697)	($145,887)	($31,999)	($567,178)
Depreciation and amortization	(16,314)	-	(16,268)	(7,190)	(6,257)	(92)	(2,130)	(48,253)
Transfers and disposals	1,387	-	518	1,171	275	659	353	4,362
At December 31, 2024	($96,542)	$-	($102,009)	($144,740)	($88,679)	($145,320)	($33,776)	($611,069)
Depreciation and amortization	(13,494)	(27,626)	(16,853)	(6,596)	(2,638)	(16)	(1,948)	(69,171)
Impairment reversal (Note 15)	-	-	-	-	-	3,448	-	3,448
Transfers and disposals	2,846	(982)	823	(133)	36	569	214	3,376
At December 31, 2025	($107,190)	($28,608)	($118,039)	($151,469)	($91,281)	($141,319)	($35,510)	($673,416)

Carrying values
At December 31, 2024	$90,329	$-	$90,103	$27,534	$129,057	$17,036	$24,574	$378,630
At December 31, 2025	$89,658	$183,057	$89,547	$26,938	$128,878	$20,714	$21,666	$560,458

(1) Non-producing properties include the San Martin and Del Toro mines. During the year, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).

(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.

(3) Included in "Other" is property, plant and equipment of $4.8 million (2024 - $4.6 million) for First Mint which includes the Company's bullion store and its minting facility located in Nevada.